RELATED PARTY TRANSACTIONS - Disclosure of information about key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries	$ 1,236	$ 916	$ 927
Severance	828	0	0
Directors fees	241	261	171
Key Management Compensation	5,478	2,136	1,646
Management [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	2,556	907	393
Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	$ 617	$ 52	$ 155